Right of use assets and lease liabilities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right of use assets and lease liabilities
Lease not yet commences but committed	€ 34,000	€ 74,000
Repayment of lease liabilities	609,000	546,000
Depreciation right-of-use assets	€ 600,000	€ 454,000